Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the MDCC views the link between our performance and our NEOs’ pay. The MDCC did not consider the pay versus performance disclosure below in making its pay decisions. For a complete discussion of how the Company views its executive compensation structure, including alignment with Company performance and how pay was determined, see the Compensation Discussion and Analysis beginning on page 26.
In accordance with SEC rules, the following table sets forth information concerning compensation actually paid (“CAP”), Total Shareholder Return (“TSR”), Net Income, and Adjusted EBITDA. These disclosures and the calculating of CAP is required by the SEC’s rules. Neither CAP nor the amount reported in the Summary Compensation Table (“SCT”) reflect the amount of compensation actually paid, earned or received during the applicable year. Per SEC rules, CAP was calculated by adjusting SCT Total values for the applicable year as described in the footnotes to the following table.

					VALUE OF INITIAL $100 INVESTMENT BASED ON ® (4)

FISCAL YEAR (1)	SCT TOTAL PAY FOR CEO (2)	CAP TO CEO (3)	AVERAGE SCT TOTAL PAYT FOR OTHER NEOS (2)	AVG. CAP TO OTHER NEOS (3)	COMPANY TSR	PEER GROUP TSR	NET INCOME (LOSS) ($ Millions) (5)	ADJUSTED EBITDA ($ Millions) (6)

2024	$1,713,906	$(14,710,510)	$1,339,389	$(481,635)	$49.54	$106.91	$(329)	$203

2023	$26,320,395	$34,238,046	$3,154,484	$3,349,885	$102.62	$103.98	$(25)	$246

(1)	For 2023 and 2024, the CEO was Thomas Pike and the other NEOs were Jill McConnell and Mark Morais.
(2)
These amounts reflect (i) the total compensation reported in the SCT for the applicable year in the case of our CEO; and (ii) the average of the total compensation reported in the SCT for the applicable year for our Other NEOs. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)
Amounts reported in these columns represent CAP; adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for our CEO and for the average of the Other NEOs is set forth in the following tables, which describe the adjustments, each of which is prescribed by the SEC rule to calculate the CAP amounts from SCT amounts.

YEAR	SCT TOTAL PAY FOR CEO	MINUS STOCK AWARD VALUE & OPTION AWARD VALUE REPORTED IN SCT FOR THE COVERED YEAR	PLUS YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED DURING THE COVERED YEAR THAT REMAIN OUTSTANDING AND UNVESTED AS OF LAST DAY OF THE COVERED YEAR	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE LAST DAY OF THE COVERED YEAR OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE VESTING DATE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING THE COVERED YEAR	MINUS FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE COVERED YEAR	PLUS VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTRAL COMPENSATION FOR THE COVERED YEAR	MINUS CHANGE IN PENSION VALUE REPORTED IN SCT FOR COVERED YEAR	PLUS PENSION ADJUSTMENT	CEO CAP

2024	$1,713,906	$594,000	$0	$(11,498,710)	$(4,331,706)	$0	$0	$0	$0	$(14,710,510)

2023	$26,320,395	$24,128,640	$32,021,869	$0	$0	$0	$24,422	$0	$0	$34,238,046

YEAR	SCT AVERAGE FOR OTHER NEOS	MINUS STOCK AWARD VALUE & OPTION AWARD VALUE REPORTED IN SCT FOR THE COVERED YEAR	PLUS YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED DURING THE COVERED YEAR THAT REMAIN OUTSTANDING AND UNVESTED AS OF LAST DAY OF THE COVERED YEAR	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE LAST DAY OF THE COVERED YEAR OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE VESTING DATE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING THE COVERED YEAR	MINUS FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE COVERED YEAR	PLUS VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTRAL COMPENSATION FOR THE COVERED YEAR	MINUS CHANGE IN PENSION VALUE REPORTED IN SCT FOR COVERED YEAR	PLUS PENSION ADJUSTMENT	AVERAGE OTHER NEO CAP

2024	$1,339,389	$812,671	$247,672	$(1,028,236)	$(220,789)	$0	$0	$0	$0	$(481,635)

2023	$3,154,484	$2,420,555	$2,670,583	$(52,524)	$(9,173)	$0	$7,070	$0	$0	$3,349,885

The fair value of options was determined by using the Black-Scholes option pricing method. The fair value of the PSAs was determined by using a Monte Carlo simulation pricing model and the probable outcome of the performance vesting conditions as of each measurement date and Company actual performance payouts for each completed performance period for the respective fiscal year. The fair value of the restricted stock was determined using the stock price on the appropriate measurement date.

(4)
The comparison assumes $100 was invested in the Company and in the S&P 1500 Healthcare Index, respectively, for the period starting July
 1, 2023, the effective date of the registration of FTRE Common Stock, through the end of 2024. Historical stock performance is not necessarily indicative of future stock performance. All dollar values assume reinvestment of all dividends, where applicable.
The primary Peer Group TSR set forth above utilizes the S&P 1500 Healthcare Index. The Nasdaq Healthcare Index was utilized previously. If $100 was invested in the Nasdaq Healthcare Index for the period starting July
 1, 2023, the effective date of the registration of FTRE Common Stock, through the end of 2024, the TSR would be $102.96. For 2024, the Company has elected to present the S&P 1500 Healthcare Index for its peer group comparison. The Company believes that the holdings of this index more accurately reflect its peer companies. Since the Nasdaq Healthcare Index was presented in the prior year, it has also been presented in the current year for comparison purposes.

(5)
“Net income” is equivalent to “Net earnings” as reported in the Company’s financial statements in its Annual Report on Form
10-K
for fiscal year ended December 31, 2024 filed with the SEC. Figures provided for 2023 net income have been restated to reflect amended and restated disclosures due to a restatement identified in connection with the preparation of our financial statements for the quarter ended March 31, 2024, which identified errors impacting previously reported financial information, including to periods prior to the Spin (the “restatement”).

(6)
SEC rules require us to designate a “company-selected measure” that in our assessment represents the most important financial performance measure (other than total stockholder return, stock price, or net income) used by the Company to link the CAP of our NEOs, for the most recently completed fiscal year, to our performance. We selected Adjusted EBITDA as this measure for 2023 and 2024, as reflected in the table above. Adjusted EBITDA is a non-GAAP
measure. See the reconciliation of Adjusted EBITDA on Appendix A attached to this proxy statement. We may determine a different financial performance measure to be the most important financial performance measure in future years.
Figures provided for 2023 reflect amended and restated disclosures due to the restatement.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	These amounts reflect (i) the total compensation reported in the SCT for the applicable year in the case of our CEO; and (ii) the average of the total compensation reported in the SCT for the applicable year for our Other NEOs. See the footnotes to the SCT for further detail regarding the amounts in this column.
Peer Group Issuers, Footnote
The comparison assumes $100 was invested in the Company and in the S&P 1500 Healthcare Index, respectively, for the period starting July
 1, 2023, the effective date of the registration of FTRE Common Stock, through the end of 2024. Historical stock performance is not necessarily indicative of future stock performance. All dollar values assume reinvestment of all dividends, where applicable.
The primary Peer Group TSR set forth above utilizes the S&P 1500 Healthcare Index. The Nasdaq Healthcare Index was utilized previously. If $100 was invested in the Nasdaq Healthcare Index for the period starting July
 1, 2023, the effective date of the registration of FTRE Common Stock, through the end of 2024, the TSR would be $102.96. For 2024, the Company has elected to present the S&P 1500 Healthcare Index for its peer group comparison. The Company believes that the holdings of this index more accurately reflect its peer companies. Since the Nasdaq Healthcare Index was presented in the prior year, it has also been presented in the current year for comparison purposes.

PEO Total Compensation Amount	$ 1,713,906	$ 26,320,395
PEO Actually Paid Compensation Amount	$ (14,710,510)	34,238,046
Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in these columns represent CAP; adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for our CEO and for the average of the Other NEOs is set forth in the following tables, which describe the adjustments, each of which is prescribed by the SEC rule to calculate the CAP amounts from SCT amounts.

YEAR	SCT TOTAL PAY FOR CEO	MINUS STOCK AWARD VALUE & OPTION AWARD VALUE REPORTED IN SCT FOR THE COVERED YEAR	PLUS YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED DURING THE COVERED YEAR THAT REMAIN OUTSTANDING AND UNVESTED AS OF LAST DAY OF THE COVERED YEAR	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE LAST DAY OF THE COVERED YEAR OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE VESTING DATE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING THE COVERED YEAR	MINUS FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE COVERED YEAR	PLUS VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTRAL COMPENSATION FOR THE COVERED YEAR	MINUS CHANGE IN PENSION VALUE REPORTED IN SCT FOR COVERED YEAR	PLUS PENSION ADJUSTMENT	CEO CAP

2024	$1,713,906	$594,000	$0	$(11,498,710)	$(4,331,706)	$0	$0	$0	$0	$(14,710,510)

2023	$26,320,395	$24,128,640	$32,021,869	$0	$0	$0	$24,422	$0	$0	$34,238,046

YEAR	SCT AVERAGE FOR OTHER NEOS	MINUS STOCK AWARD VALUE & OPTION AWARD VALUE REPORTED IN SCT FOR THE COVERED YEAR	PLUS YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED DURING THE COVERED YEAR THAT REMAIN OUTSTANDING AND UNVESTED AS OF LAST DAY OF THE COVERED YEAR	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE LAST DAY OF THE COVERED YEAR OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE VESTING DATE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING THE COVERED YEAR	MINUS FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE COVERED YEAR	PLUS VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTRAL COMPENSATION FOR THE COVERED YEAR	MINUS CHANGE IN PENSION VALUE REPORTED IN SCT FOR COVERED YEAR	PLUS PENSION ADJUSTMENT	AVERAGE OTHER NEO CAP

2024	$1,339,389	$812,671	$247,672	$(1,028,236)	$(220,789)	$0	$0	$0	$0	$(481,635)

2023	$3,154,484	$2,420,555	$2,670,583	$(52,524)	$(9,173)	$0	$7,070	$0	$0	$3,349,885

Non-PEO NEO Average Total Compensation Amount	$ 1,339,389	3,154,484
Non-PEO NEO Average Compensation Actually Paid Amount	$ (481,635)	3,349,885
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Amounts reported in these columns represent CAP; adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for our CEO and for the average of the Other NEOs is set forth in the following tables, which describe the adjustments, each of which is prescribed by the SEC rule to calculate the CAP amounts from SCT amounts.

YEAR	SCT TOTAL PAY FOR CEO	MINUS STOCK AWARD VALUE & OPTION AWARD VALUE REPORTED IN SCT FOR THE COVERED YEAR	PLUS YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED DURING THE COVERED YEAR THAT REMAIN OUTSTANDING AND UNVESTED AS OF LAST DAY OF THE COVERED YEAR	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE LAST DAY OF THE COVERED YEAR OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE VESTING DATE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING THE COVERED YEAR	MINUS FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE COVERED YEAR	PLUS VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTRAL COMPENSATION FOR THE COVERED YEAR	MINUS CHANGE IN PENSION VALUE REPORTED IN SCT FOR COVERED YEAR	PLUS PENSION ADJUSTMENT	CEO CAP

2024	$1,713,906	$594,000	$0	$(11,498,710)	$(4,331,706)	$0	$0	$0	$0	$(14,710,510)

2023	$26,320,395	$24,128,640	$32,021,869	$0	$0	$0	$24,422	$0	$0	$34,238,046

YEAR	SCT AVERAGE FOR OTHER NEOS	MINUS STOCK AWARD VALUE & OPTION AWARD VALUE REPORTED IN SCT FOR THE COVERED YEAR	PLUS YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED DURING THE COVERED YEAR THAT REMAIN OUTSTANDING AND UNVESTED AS OF LAST DAY OF THE COVERED YEAR	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE LAST DAY OF THE COVERED YEAR OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE VESTING DATE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING THE COVERED YEAR	MINUS FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE COVERED YEAR	PLUS VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTRAL COMPENSATION FOR THE COVERED YEAR	MINUS CHANGE IN PENSION VALUE REPORTED IN SCT FOR COVERED YEAR	PLUS PENSION ADJUSTMENT	AVERAGE OTHER NEO CAP

2024	$1,339,389	$812,671	$247,672	$(1,028,236)	$(220,789)	$0	$0	$0	$0	$(481,635)

2023	$3,154,484	$2,420,555	$2,670,583	$(52,524)	$(9,173)	$0	$7,070	$0	$0	$3,349,885

Tabular List, Table
Financial Performance Measures
For fiscal year 2024, the financial performance measures used in setting pay-for-performance
compensation for the most recently completed fiscal year were Adjusted EBITDA and Net New Business in the Fortrea Bonus Plan, and Revenue, Adjusted EBITDA Margin, and a relative TSR modifier in the 2024 PSAs. The manner in which these measures, together with certain non-financial
performance measures, determined the amounts of incentive compensation paid to our NEOs is described above in the CD&A section. These financial measures will continue to be utilized in 2025 to evaluate the company’s performance and establishing pay-for-performance
alignment. We believe these measures provide a strong link between compensation actually paid to our NEOs and our performance. For fiscal year 2024, performance for the first of three performance tranches of the 2024 PSAs was below the minimum threshold for Adjusted EBITDA margin, and between threshold and target for Revenue. The relative TSR modifier will not impact the payout until the completion of the three-year performance period, when all performance criteria will be officially scored and vesting will occur of the PSAs.

Total Shareholder Return Amount	$ 49.54	102.62
Peer Group Total Shareholder Return Amount	106.91	103.98
Net Income (Loss)	$ (329,000,000)	$ (25,000,000)
Company Selected Measure Amount	203,000,000	246,000,000
PEO Name	Thomas Pike
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
SEC rules require us to designate a “company-selected measure” that in our assessment represents the most important financial performance measure (other than total stockholder return, stock price, or net income) used by the Company to link the CAP of our NEOs, for the most recently completed fiscal year, to our performance. We selected Adjusted EBITDA as this measure for 2023 and 2024, as reflected in the table above. Adjusted EBITDA is a non-GAAP
measure. See the reconciliation of Adjusted EBITDA on Appendix A attached to this proxy statement. We may determine a different financial performance measure to be the most important financial performance measure in future years.
Figures provided for 2023 reflect amended and restated disclosures due to the restatement.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 32,021,869
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,498,710)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,331,706)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		24,422
PEO | Stock Award Value Option Award Value Reported In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(594,000)	(24,128,640)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	247,672	2,670,583
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,028,236)	(52,524)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(220,789)	(9,173)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,070
Non-PEO NEO | Stock Award Value Option Award Value Reported In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (812,671)	$ (2,420,555)